Intangible Assets with a Finite Useful Life	12 Months Ended
Dec. 31, 2018
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Intangible Assets with a Finite Useful Life

NOTE 6—INTANGIBLE ASSETS WITH A FINITE USEFUL LIFE

Intangible assets with a finite useful life increased by 1,697 million euros compared to December 31, 2017. The breakdown and movements are as follows:

	As of December 31, 2016	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2017
	(millions of euros)
Industrial patents and intellectual property rights	2,458	771	(1,263)			(147)		374	2,193
Concessions, licenses, trademarks and similar rights	2,854	140	(396)			(96)		248	2,750
Other intangible assets	109	157	(134)			(5)		7	134
Work in progress and advance payments	1,530	1,224		(30)		(143)	73	(539)	2,115

Total	6,951	2,292	(1,793)	(30)	—	(391)	73	90	7,192

	As of December 31, 2017	IFRS 15 Adoption	Addition	Amortization	Impairment losses / Reversals	Disposals	Exchange Differences	Capitalized borrowing costs	Other changes	As of December 31, 2018
	(millions of euros)
Industrial patents and intellectual property rights	2,193		703	(1,171)			(98)		468	2,095
Concessions, licenses, trademarks and similar rights	2,750		103	(422)			(64)		894	3,261
Other intangible assets	134	(110)	11	(6)			(1)		5	33
Work in progress and advance payments	2,115		2,830		4	(1)	(88)	37	(1,397)	3,500

Total	7,192	(110)	3,647	(1,599)	4	(1)	(251)	37	(30)	8,889

Additions in 2018, equal to 3,647 million euros (increased by 1,355 million euros compared to 2017) and particularly were affected by the impacts caused by the acquisitions of user rights for mobile telephone frequencies in Italy (2,399 million euros), recognized in Works in Progress.

Additions in 2018 also included 248 million euros of internally generated assets (272 million euros in 2017); Further details are provided in the Note “Internally generated assets”.

Industrial patents and intellectual property rights at December 31, 2018 consisted mainly of application software purchased outright and user licenses acquired, amortized over a period between 2 and 5 years. They mainly related to TIM S.p.A. (1,256 million euros) and to the Brazil Business Unit (794 million euros).

Concessions, licenses, trademarks and similar rights at December 31, 2018 mainly related to:

•

the remaining cost of telephone licenses and similar rights (2,040 million euros for TIM S.p.A., 615 million euros for the Brazil Business Unit); they increased by 502 million euros, mainly following the reclassification of the Parent to the extension of the user rights to the 900 and 1800 MHz band (GSM license) acquired in 2017 with starting date July 1, 2018 and the reclassification from the Brazil Business Unit of the right to use the 700 MHz frequencies that came into operation;

•

Indefeasible Rights of Use—IRU (412 million euros), mainly relating to companies of the Telecom Italia Sparkle group—International Wholesale (270 million euros), the Parent (110 million euros) and the Brazil Business Unit (32 million euros);

•	TV frequencies of the company Persidera in the Core Domestic segment (104 million euros). The user licenses for the frequencies used for digital terrestrial transmission will expire in 2032.

The residual amount of telephone licenses and similar rights (2,655 million euros) and their useful lives are detailed below:

Type of license	Residual amount at December 31, 2018 (millions of euros)	Useful life (years)	Maturity date	Amortization expense for 2018 (millions of euros)
TIM S.p.A.:
UMTS	403	18	12/31/2021	134
UMTS 2100 MHz	22	12	12/31/2021	7
WiMax	4	15	05/31/2023	1
LTE 1800 MHz	94	18	12/31/2029	9
LTE 800 MHz	661	17	12/31/2029	60
LTE 2600 MHz	73	17	12/31/2029	7
1452-1492 MHz band	181	14	12/31/2029	16
GSM (extension)	—	3	06/30/2018	17
900 and 1800 MHz band	602	12	12/31/2029	27
Tim Brasil group:
GSM and 3G (UMTS)	129	15	From 2023 to 2031	41
4G (LTE—700 MHz)	486	15	2030	36

Other intangible assets fell mainly due to the introduction of IFRS 15, under which mobile customer acquisition costs (Subscriber Acquisition Costs—SACs), relating to contracts with minimum term clauses, are no longer capitalized and amortized. Instead they are reclassified as deferred contract costs and then subsequently recognized in the income statement over the term of the contract in the item “Acquisition of goods and services”, at December 31, 2017 SACs amounted to 110 million euros.

The figure for other intangible assets at December 31, 2018 mainly consisted of surface rights acquired by INWIT.

Work in progress and advance payments mainly included:

•

the investment by the Parent in the acquisition of user rights to frequencies in the 694-790 MHz, 3600-3800 MHz and 26.5-27.5 GHz bands, which will be reserved for 5G mobile telecommunications services for the total amount of 2,399 million euros (net of the 8 million-euro discount applied to the award proportionate to the population in the areas affected by the testing), due to the participation of TIM S.p.A. in the auction for their award in 2018 by the Ministry of Economic Development. The user rights were formally awarded on October 9, 2018. The use of the rights to 3600–3800 MHz and 26.5–27.5 GHz frequencies started in January 2019; whereas the use of the rights to 694–790 MHz frequencies will start in July 2022. The awarded rights will be paid in six annual installments, the first of which was paid at the end of October 2018 for the amount of 477 million euros;

•

the amount of the user rights for the 700 MHz frequencies, equal to 461 million euros, acquired in 2014 by the Tim Brasil group for a total of 2.9 billion reais (equal to around 1 billion euros), but not yet in operation. In 2018, part of the user rights, amounting to 261 million euros, came into operation and was consequently reclassified under the item “Concessions, licenses, trademarks and similar rights”. The finance expenses directly attributable to the purchase of these rights have been capitalized since 2014. In 2018, the capitalized finance expenses totaled 37 million euros, at an annual interest rate of 8.37%; expenses capitalized were deducted directly in the income statement from “Finance expenses”.

In 2018, the Parent also carried out an adjustment of 4 million euros for Construction contracts previously subject to impairment.

Work in progress and advance payments at December 31, 2017 included the payment of 630 million euros for the extension of the user rights to the 900 and 1800 MHz band from July 1, 2018 until December 31, 2029. As a result, in 2018 the value of the license extension was reclassified under the line item “Concessions, licenses, trademarks and similar rights”.

Depreciation and impairment losses have been recorded in the income statement as components of Operating Profit.

The gross carrying amount, accumulated impairment losses and accumulated amortization at December 31, 2018 and 2017 can be summarized as follows:

	As of December 31, 2017
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	12,266	(7)	(10,066)	2,193
Concessions, licenses, trademarks and similar rights	7,044	(273)	(4,021)	2,750
Other intangible assets	522		(388)	134
Work in progress and advance payments	2,145	(30)		2,115

Total intangible assets with a finite useful life	21,977	(310)	(14,475)	7,192

	As of December 31, 2018
	Gross carrying amount	Accumulated impairment losses	Accumulated amortization	Net carrying amount
	(millions of euros)
Industrial patents and intellectual property rights	10,832		(8,737)	2,095
Concessions, licenses, trademarks and similar rights	7,839	(277)	(4,301)	3,261
Other intangible assets	241		(208)	33
Work in progress and advance payments	3,526	(26)		3,500

Total intangible assets with a finite useful life	22,438	(303)	(13,246)	8,889

Impairment losses on “Concessions, licenses, trademarks and similar rights”, mainly relating to reporting periods prior to 2004, refer to the Indefeasible Rights of Use (IRU) for the transmission capacity and cables for international connections acquired by the Telecom Italia Sparkle group.

With regard to the gross carrying amounts of intangible assets with a finite life, in 2018 disposals were made by the Parent for a total amount of 2,195 million euros, mainly in relation to obsolete releases of software systems of the Parent; consequently, where present, the accumulated impairment losses and the accumulated depreciation related to them were also canceled.